Biological assets - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Gains (losses) on fair value adjustment, biological assets [abstract]
Physical changes	R$ 452,463		R$ 325,445
Price	705,265		1,191,013
Fair value adjustment of biological assets	R$ 1,157,728	R$ (73,248)	R$ 1,516,458